Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Share capital	Contributed surplus	Retained earnings	Total
Balance, beginning of year at Dec. 31, 2022	$ 15	$ 44,674	$ 793,082
Common shares repurchased and cancelled			(41,464)
Dividend on De-Spac transaction			(59,388)
Exercise of bond warrants			4,580
Exercise of performance warrants			1,202
Issuance of warrants			(35,644)
Net income (loss) and comprehensive income (loss)			(135,671)	$ (135,671)
Stock-based compensation		9,808
Issuance of shares on exercise of share units		(1,203)
Issuance on exercise of bond warrants	38,911	(43,491)
Issuance to MBSC shareholders	62,959
Issuance of shares for PIPE investment	56,630
Balance, end of year at Dec. 31, 2023	158,515	9,788	526,697	695,000
Total shareholders’ equity				695,000
Common shares repurchased and cancelled
Dividend on De-Spac transaction
Exercise of bond warrants
Exercise of performance warrants
Issuance of warrants
Net income (loss) and comprehensive income (loss)			121,411	121,411
Stock-based compensation		6,344
Issuance of shares on exercise of share units	5,887	(7,211)
Issuance on exercise of bond warrants
Balance, end of year at Dec. 31, 2024	$ 164,402	$ 8,921	$ 648,108	821,431
Total shareholders’ equity				$ 821,431